Summary of Significant Accounting Policies - Schedule of Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Office equipment
Property, Plant and Equipment
Property, plant and equipment useful life (in years)	3 years
Lab equipment | Minimum
Property, Plant and Equipment
Property, plant and equipment useful life (in years)	5 years
Lab equipment | Maximum
Property, Plant and Equipment
Property, plant and equipment useful life (in years)	10 years
Furniture and fittings
Property, Plant and Equipment
Property, plant and equipment useful life (in years)	5 years